UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.29%)
CONSUMER DISCRETIONARY (18.87%)
Auto Components (0.88%)
Dorman Products, Inc.(a)	18,000	$1,289,160

Distributors (0.73%)
Pool Corp.	10,000	1,081,700

Diversified Consumer Services (1.24%)
Chegg, Inc.(a)	123,338	1,830,336

Hotels, Restaurants & Leisure (3.59%)
Chipotle Mexican Grill, Inc.(a)	4,680	1,440,644
Chuy's Holdings, Inc.(a)	14,119	297,205
Planet Fitness, Inc., Class A	39,506	1,065,872
Starbucks Corp.	27,866	1,496,683
Texas Roadhouse, Inc.	20,000	982,800
		5,283,204
Household Durables (0.32%)
GoPro, Inc., Class A(a)(b)	43,243	476,105

Internet & Direct Marketing Retail (3.81%)
Amazon.com, Inc.(a)	1,497	1,439,141
The Priceline Group, Inc.(a)	1,026	1,878,421
Wayfair, Inc., Class A(a)(b)	34,057	2,295,442
		5,613,004
Leisure Products (0.73%)
Hasbro, Inc.	11,000	1,074,370

Multiline Retail (0.70%)
Ollie's Bargain Outlet Holdings, Inc.(a)	22,358	1,037,411

Specialty Retail (3.22%)
Francesca's Holdings Corp.(a)	35,436	260,809
Lowe's Companies, Inc.	21,139	1,689,852
The TJX Companies, Inc.	20,247	1,492,811
Ulta Beauty, Inc.(a)	5,753	1,300,523
		4,743,995
Textiles, Apparel & Luxury Goods (3.65%)
Canada Goose Holdings, Inc.(a)	48,726	1,001,320
Carter's, Inc.	12,000	1,185,000
NIKE, Inc., Class B	34,818	1,805,313
PVH Corp.	11,000	1,386,660
		5,378,293

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
CONSUMER STAPLES (2.69%)
Food Products (2.03%)
McCormick & Co., Inc.	12,500	$1,283,000
Mondelez International, Inc., Class A	42,243	1,717,600
		3,000,600
Household Products (0.66%)
Church & Dwight Co., Inc.	20,000	969,000

ENERGY (1.82%)
Energy Equipment & Services (1.82%)
Core Laboratories NV(b)	12,922	1,275,402
Schlumberger Ltd.	20,162	1,406,501
		2,681,903
FINANCIALS (6.01%)
Banks (1.78%)
Independent Bank Group, Inc.	8,884	535,705
Signature Bank(a)	16,313	2,088,717
		2,624,422
Capital Markets (3.23%)
FactSet Research Systems, Inc.	6,500	1,170,715
Financial Engines, Inc.	1,925	66,894
Raymond James Financial, Inc.	18,500	1,560,105
State Street Corp.	17,066	1,630,486
Virtus Investment Partners, Inc.	2,871	333,179
		4,761,379
Thrifts & Mortgage Finance (1.00%)
BofI Holding, Inc.(a)(b)	51,413	1,463,728

HEALTH CARE (16.75%)
Biotechnology (4.29%)
ACADIA Pharmaceuticals, Inc.(a)	28,820	1,085,650
Portola Pharmaceuticals, Inc.(a)	34,026	1,838,425
Puma Biotechnology, Inc.(a)	9,387	1,124,093
Regeneron Pharmaceuticals, Inc.(a)	3,336	1,491,592
Ultragenyx Pharmaceutical, Inc.(a)	14,761	786,171
		6,325,931
Health Care Equipment & Supplies (3.84%)
The Cooper Cos., Inc.	6,000	1,422,660
Insulet Corp.(a)	33,031	1,819,348
ResMed, Inc.	17,000	1,308,320
STERIS PLC	12,500	1,105,000
		5,655,328
Health Care Providers & Services (2.89%)
Diplomat Pharmacy, Inc.(a)	30,469	631,013

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc.(a)	13,000	$1,065,870
PetIQ, Inc.(a)	475	12,863
UnitedHealth Group, Inc.	9,209	1,803,583
US Physical Therapy, Inc.	12,190	749,075
		4,262,404
Health Care Technology (1.96%)
Cerner Corp.(a)	26,482	1,888,696
Cotiviti Holdings, Inc.(a)	27,741	998,121
		2,886,817
Life Sciences Tools & Services (2.44%)
Cambrex Corp.(a)	20,000	1,100,000
Charles River Laboratories International, Inc.(a)	11,500	1,242,230
Mettler-Toledo International, Inc.(a)	2,000	1,252,320
		3,594,550
Pharmaceuticals (1.33%)
Aerie Pharmaceuticals, Inc.(a)	5,838	283,727
Novo Nordisk AS(c)	34,682	1,669,938
		1,953,665
INDUSTRIALS (13.72%)
Aerospace & Defense (1.00%)
HEICO Corp.	16,435	1,476,027

Air Freight & Logistics (1.31%)
XPO Logistics, Inc.(a)	28,470	1,929,697

Building Products (1.86%)
Allegion PLC	3,212	277,742
Lennox International, Inc.	7,000	1,252,790
Masco Corp.	31,000	1,209,310
		2,739,842
Commercial Services & Supplies (0.93%)
Cintas Corp.	9,500	1,370,660

Electrical Equipment (0.47%)
Acuity Brands, Inc.	4,000	685,120

Machinery (4.05%)
Barnes Group, Inc.	18,998	1,338,219
The Middleby Corp.(a)	16,210	2,077,636
Proto Labs, Inc.(a)	2,253	180,916
Snap-on, Inc.	6,500	968,565
WABCO Holdings, Inc.(a)	9,500	1,406,000
		5,971,336

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Professional Services (1.09%)
WageWorks, Inc.(a)	26,492	$1,608,064

Road & Rail (2.01%)
J.B. Hunt Transport Services, Inc.	26,666	2,962,059

Trading Companies & Distributors (1.00%)
H&E Equipment Services, Inc.	13,784	402,493
SiteOne Landscape Supply, Inc.(a)	18,276	1,061,835
		1,464,328
INFORMATION TECHNOLOGY (31.90%)
Communications Equipment (0.74%)
F5 Networks, Inc.(a)	9,000	1,085,040

Electronic Equipment, Instruments & Components (3.45%)
Cognex Corp.	12,500	1,378,500
Fabrinet(a)	27,500	1,019,150
IPG Photonics Corp.(a)	14,528	2,688,552
		5,086,202
Internet Software & Services (6.65%)
2U, Inc.(a)	10,209	572,112
Alphabet, Inc., Class C(a)	2,054	1,970,012
Facebook, Inc., Class A(a)	11,399	1,947,747
GTT Communications, Inc.(a)	46,234	1,463,306
Shutterstock, Inc.(a)	226	7,524
SPS Commerce, Inc.(a)	1,707	96,804
Stamps.com, Inc.(a)(b)	10,223	2,071,691
The Trade Desk, Inc., Class A(a)	27,173	1,671,411
		9,800,607
IT Services (6.87%)
Alliance Data Systems Corp.	6,184	1,370,065
Automatic Data Processing, Inc.	10,109	1,105,116
EPAM Systems, Inc.(a)	12,579	1,106,072
FleetCor Technologies, Inc.(a)	12,578	1,946,697
Genpact Ltd.	45,000	1,293,750
Jack Henry & Associates, Inc.	11,500	1,182,085
Visa, Inc., Class A	20,193	2,125,111
		10,128,896
Semiconductors & Semiconductor Equipment (1.61%)
Impinj, Inc.(a)(b)	4,696	195,400
MACOM Technology Solutions Holdings, Inc.(a)(b)	17,606	785,404
Monolithic Power Systems, Inc.	13,000	1,385,150
		2,365,954

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (11.69%)
Autodesk, Inc.(a)	13,842	$1,553,903
Ebix, Inc.(b)	28,906	1,886,116
Everbridge, Inc.(a)	49,354	1,303,932
Globant SA(a)(b)	16,741	670,812
HubSpot, Inc.(a)	11,237	944,470
Paylocity Holding Corp.(a)	38,551	1,882,060
RealPage, Inc.(a)	4,905	195,709
Red Hat, Inc.(a)	14,688	1,628,312
Salesforce.com, Inc.(a)	21,204	1,980,878
SAP SE(b)(c)	13,558	1,486,635
SS&C Technologies Holdings, Inc.	30,000	1,204,500
Synopsys, Inc.(a)	18,000	1,449,540
The Ultimate Software Group, Inc.(a)	5,448	1,032,941
		17,219,808
Technology Hardware, Storage & Peripherals (0.89%)
Electronics For Imaging, Inc.(a)	30,290	1,292,777
Stratasys Ltd.(a)	722	16,693
		1,309,470
MATERIALS (3.01%)
Chemicals (2.07%)
Ecolab, Inc.	14,290	1,837,837
International Flavors & Fragrances, Inc.	8,500	1,214,735
		3,052,572
Containers & Packaging (0.94%)
Avery Dennison Corp.	14,000	1,376,760

REAL ESTATE (3.52%)
Equity Real Estate Investment Trusts (1.83%)
Camden Property Trust	12,000	1,097,400
Equinix, Inc.	3,595	1,604,449
		2,701,849
Real Estate Management & Development (1.69%)
FirstService Corp.	37,800	2,487,618

TOTAL COMMON STOCKS
(COST OF $102,509,785)		144,809,214

Liberty All-Star® Growth Fund	Schedule of Investments

As of September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (6.01%)
MONEY MARKET FUND (1.85%)
State Street Institutional U.S. Government Money Market Fund, 0.93%(d)
(COST OF $2,727,761)	2,727,761	2,727,761

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (4.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%
(COST OF $6,122,208)	6,122,208	$6,122,208

TOTAL SHORT TERM INVESTMENTS
(COST OF $8,849,969)		8,849,969

TOTAL INVESTMENTS (104.29%)
(COST OF $111,359,754)		153,659,183

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.29%)		(6,321,789)

NET ASSETS (100.00%)		$147,337,394

NET ASSET VALUE PER SHARE
(26,909,895 SHARES OUTSTANDING)		$5.48

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,888,154.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on September 30, 2017.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of September 30, 2017 (Unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC ("NASDAQ"), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company's net asset value per share.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management's judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund's Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund's net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the "Advisor"), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund's custodian. As of September 30, 2017, the Fund held no securities that were fair valued.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund's securities lending agent, State Street Bank & Trust Co. ("SSB"). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of September 30, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund's securities lending positions and related cash and non-cash collateral received as of September 30, 2017:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$8,888,154	$6,122,208	$2,956,706	$9,078,914

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB's indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB's expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of September 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund's investments as of
 September 30, 2017:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$144,809,214	$–	$–	$144,809,214
Short Term Investment	2,727,761	–	–	2,727,761
Investments Purchased with Collateral from Securities Loaned	6,122,208	–	–	6,122,208
Total	$153,659,183	$–	$–	$153,659,183

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended September 30, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of September 30, 2017 (Unaudited)

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes
By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that "control shares" of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). "Control shares" are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation's securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 17, 2017

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 17, 2017